Employee Benefit Plans (Plans with PBO/APBO in excess of Plan assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate Projected Benefit Obligation	$ 2,655	$ 2,579
Aggregate Fair Value of Plan Assets	2,370	2,171
Funded Status	(285)	(408)
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Aggregate Projected Benefit Obligation	325	358
Aggregate Fair Value of Plan Assets	6	39
Funded Status	$ (319)	$ (319)